TCW FUNDS, INC.

TCW Emerging Markets Income Fund

(Class I: TGEIX; Class N: TGINX; Plan Class: TGEPX)

TCW Emerging Markets Local Currency Income Fund

(Class I: TGWIX; Class N: TGWNX)

Supplement dated April 23, 2024 to the Prospectus and

the applicable Summary Prospectus

each dated March 1, 2024, as supplemented

For current and prospective investors in each fund specified below (each, a “Fund”):

TCW Emerging Markets Income Fund

Effective May 1, 2024, Christopher Hays and Jae H. Lee will be added as portfolio managers for the Fund and Javier Segovia will no longer serve as a portfolio manager for the Fund.

Therefore, effective May 1, 2024, the disclosure under the heading “Portfolio Managers” for the Fund is deleted in its entirety and replaced with the following:

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Penelope D. Foley (Lead Portfolio Manager)	14 years	Group Managing Director

David I. Robbins (Lead Portfolio Manager)	14 years	Group Managing Director

Alex Stanojevic (Lead Portfolio Manager)	6 years	Group Managing Director

Christopher Hays (Co-Manager)	Since May 2024	Managing Director

Jae H. Lee (Co-Manager)	Since May 2024	Managing Director

TCW Emerging Markets Local Currency Income Fund

Effective May 1, 2024, Jae H. Lee will be added as a portfolio manager for the Fund.

Therefore, effective May 1, 2024, the disclosure under the heading “Portfolio Managers” for the Fund is deleted in its entirety and replaced with the following:

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Penelope D. Foley (Lead Portfolio Manager)	13 years (Since inception of the Fund)	Group Managing Director

David I. Robbins (Lead Portfolio Manager)	13 years (Since inception of the Fund)	Group Managing Director

Alex Stanojevic (Lead Portfolio Manager)	6 years	Group Managing Director

Jae H. Lee (Co-Manager)	Since May 2024	Managing Director

The foregoing disclosure supersedes any statements to the contrary under the heading “Management of the Funds – Portfolio Managers” beginning on page 96 of the Prospectus.

Please retain this Supplement for future reference.